Equity Method Accounted Investees - Summary of Equity Accounted Investees (Details) $ in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 31, 2023	Dec. 31, 2023 USD ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2021 MXN ($)
Equity Method Accounted Investees
Carrying Value			$ 1,553	[1]	$ 103,669	$ 26,247	$ 107,299
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Equity Method Accounted Investees
Economic ownership percentage			36.40%		36.40%
Carrying Value					$ 3,632	3,454
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)
Equity Method Accounted Investees
Economic ownership percentage			26.50%		26.50%
Carrying Value					$ 157	215
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)
Equity Method Accounted Investees
Economic ownership percentage			35.00%		35.00%
Carrying Value					$ 100	99
Jugos del Valle, S.A.P.I. de C.V.
Equity Method Accounted Investees
Economic ownership percentage			28.20%		29.30%
Carrying Value					$ 2,267	2,831
Leao Alimentos e Bebidas, L.T.D.A.
Equity Method Accounted Investees
Economic ownership percentage			25.10%		25.10%
Carrying Value					$ 388	298
Alimentos de Soja S.A.U.
Equity Method Accounted Investees
Economic ownership percentage			10.70%		10.70%
Carrying Value					$ 282	23
Other investments in Coca-Cola FEMSA
Equity Method Accounted Investees
Carrying Value					$ 107	156
Raizen Conveniências
Equity Method Accounted Investees
Ownership Percentage, Joint venture			50.00%		50.00%
Carrying Value					$ 2,371	1,636
Dispensadoras de Café, S.A.P.I. de C.V.
Equity Method Accounted Investees
Ownership Percentage, Joint venture			50.00%		50.00%
Carrying Value					$ 189	223
Fountain Agua Mineral, L.T.D.A.
Equity Method Accounted Investees
Ownership Percentage, Joint venture			50.00%		50.00%
Carrying Value					$ 752	808
Planta Nueva Ecología De Tabasco, S.A. de C.V.
Equity Method Accounted Investees
Ownership Percentage, Joint venture			50.00%		50.00%
Carrying Value					$ 578	1,139
Other investments
Equity Method Accounted Investees
Carrying Value					$ 564	333
Heineken Group
Equity Method Accounted Investees
Economic ownership percentage		1.00%	0.00%		14.76%
Carrying Value					$ 92,282	0
Heineken Company
Equity Method Accounted Investees
Economic ownership percentage					8.63%
Heineken Holding N.V.
Equity Method Accounted Investees
Economic ownership percentage					12.26%
IFS TopCo LLC
Equity Method Accounted Investees
Economic ownership percentage	37.10%		37.10%		0.00%
Carrying Value					$ 0	$ 15,032

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3